Other financial assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
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Other debt securities	£ 28,754	£ 16,349
Total debt securities	50,024	29,636
Equity shares	313	360
Loans classified as other financial assets	765	899
Other financial assets	51,102	30,895
Amount of shares acquired	0
UK
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Central and local government debt securities	9,330	3,364
USA
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Central and local government debt securities	6,164	8,112
Countries other than the US and the UK
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Central and local government debt securities	5,776	1,811
Permanent TSB p.l.c.
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Amount of shares acquired		146
Disposal of shares	47
Vodeno Limited
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Amount of shares acquired		26
VISA
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Disposal of shares		99
UBS Equity Funds
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Disposal of shares	35	69
Mandatory fair value through profit or loss
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Other debt securities	1	2
Total debt securities	1	2
Equity shares	2	3
Loans classified as other financial assets	700	782
Other financial assets	703	787
Designated at fair value
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Other debt securities	2
Total debt securities	5
Other financial assets	5
Designated at fair value | Countries other than the US and the UK
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Central and local government debt securities	3
Fair value through other comprehensive income
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Other debt securities	10,627	6,765
Total debt securities	28,323	16,499
Equity shares	311	357
Loans classified as other financial assets	65	117
Other financial assets	28,699	16,973
Fair value through other comprehensive income | UK
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Central and local government debt securities	6,441	802
Fair value through other comprehensive income | USA
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Central and local government debt securities	5,517	7,175
Fair value through other comprehensive income | Countries other than the US and the UK
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Central and local government debt securities	5,738	1,757
Amortised cost
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Other debt securities	18,124	9,582
Total debt securities	21,695	13,135
Other financial assets	21,695	13,135
Amortised cost | UK
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Central and local government debt securities	2,889	2,562
Amortised cost | USA
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Central and local government debt securities	647	937
Amortised cost | Countries other than the US and the UK
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Central and local government debt securities	£ 35	£ 54